Related Parties Transactions (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Repayment of advances to related parties	$ 170,593	$ 107,809	$ 354,909	$ 400,798
Proceeds from advances from related parties	60,627	$ 251,924	$ 429,849	$ 153,528	$ 2,500
Zhang Junze [Member]
Repayment of advances to related parties	170,593
Proceeds from advances from related parties	60,627
Related parties exchange difference amount	$ 1,753